Subsequent Events (Details) (USD $)	9 Months Ended		12 Months Ended		1 Months Ended		0 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Apr. 29, 2014	Jan. 20, 2014	Jan. 31, 2014	Apr. 30, 2014	Dec. 31, 2010	Oct. 03, 2014	Oct. 20, 2014	Sep. 09, 2014
Subsequent Event [Line Items]
Interest rate	4.50%		4.50%
Repayments of Related Party Debt	$ 16,500	$ 9,000	$ 9,000
LipidViro Tech, Inc [Member]
Subsequent Event [Line Items]
Reverse Merger shares exchanged					23,125,001
CEO [Member]
Subsequent Event [Line Items]
Due to related parties	20,500		21,000			115,000
Maturity date						May 30, 2014
Director [Member]
Subsequent Event [Line Items]
Interest rate								12.50%	4.85%
Debt instrument, Peroid							6 months	6 months
Due to related parties							10,000	10,000
Maturity date									Dec. 31, 2015
Note issued to director	16,000		16,000					25,000	56,000
Interest Payable								1,562
Description of debt instrument								The note shall be paid at the earlier of the Company's receipt of $50,000 in debt or equity funding or 365 days.
Convertible Debt [Member]
Subsequent Event [Line Items]
Interest rate												12.00%
Subsequent Event [Member] | LipidViro Tech, Inc [Member]
Subsequent Event [Line Items]
Interest rate					12.00%
Debt instrument, Peroid					1 year
Reverse Merger shares exchanged					23,125,001
Description of debt instrument					Beginning on September 29, 2014 and on each of the following 6 successive months thereafter, LipidViro is obligated to pay 1/6th of the face amount of the note and accrued interest.
Conversion price					0.30
Subsequent Event [Member] | Conic Systems Inc [Member]
Subsequent Event [Line Items]
Repayments of Related Party Debt							16,000
Subsequent Event [Member] | CEO [Member]
Subsequent Event [Line Items]
Due to related parties						115,000
Maturity date						May 30, 2014
Subsequent Event [Member] | Director [Member]
Subsequent Event [Line Items]
Interest rate								12.50%
Debt instrument, Peroid							6 months
Due to related parties							10,000
Note issued to director								25,000
Interest Payable								1,562
Description of debt instrument								The note shall be paid at the earlier of the Company's receipt of $50,000 in debt or equity funding or 365 days.
Subsequent Event [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Interest rate										12.00%
Amount of convertible debt										50,000
Debt instrument, Peroid										1 year
Subsequent Event [Member] | Convertible Debt One [Member]
Subsequent Event [Line Items]
Interest rate											8.00%
Amount of convertible debt											$ 46,500
Debt instrument, Peroid											1 year